Financial Information by Segment - Schedule of the Relative Size of Revenue Recognized in each Reportable Segment (Details) - Product Concentration Risk - Revenue generated	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Rubber
Segment Reporting, Revenue Reconciling Item [Line Items]
Concentration risk percentage	65.00%	64.00%	65.00%	64.00%
Specialty
Segment Reporting, Revenue Reconciling Item [Line Items]
Concentration risk percentage	35.00%	36.00%	35.00%	36.00%